[CBA LOGO OMITTED]
CBA Money Fund
Semi-Annual Report
August 31, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CBA Money Fund
Box 9011
Princeton, NJ 08543-9011

#11676 -- 8/97

[RECYCLE LOGO OMITTED]
Printed on post-consumer recycled paper


CBA Money Fund
Dear Shareholder:

For the six-month period ended August 31, 1997, CBA Money Fund paid shareholders a net annualized dividend of 4.95%.* The Fund's 7-day yield as of August 31, 1997 was 5.00%.

The average portfolio maturity for CBA Money Fund at August 31, 1997 was 83 days, compared to 68 days at February 28, 1997.

The Environment
During the six-month period ended August 31, 1997, investor perceptions regarding the prospects for the US economy shifted, creating greater volatility in the stock and bond markets. Early in the period, investor concerns focused on an overheating economy, increasing inflationary pressures and the prospect of higher interest rates. These concerns were heightened when the Federal Reserve Board tightened monetary policy at its March 25 meeting. Shortly thereafter, we gradually extended the Fund's average portfolio maturity on the belief that monetary policy would remain on hold for the foreseeable future. As the period continued, there was increasing evidence of noninflationary economic growth. Investor confidence was boosted further when the Federal Reserve Board chose to leave monetary policy unchanged at its May, July and August meetings. This increased confidence was reinforced further in late July by the passage of tax-cut and five-year balanced budget bills.

Footnote reads:
* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

However, by late August, the consensus outlook had changed, with forecasts of overheating growth and inflationary expectations. These concerns were reinforced by a large upward revision in the second-quarter real gross domestic product growth from an original estimate of 2.2% to 3.6%. In contrast, employment data reported for August was weaker than expected as the United Parcel Service strike dampened job growth. Although there are few inflationary pressures at present, it remains to be seen whether economic activity will continue to be moderate enough to rule out future Federal Reserve Board monetary policy tightenings later this year.

The Fund's portfolio composition at the end of the August period and as of our last report to shareholders is detailed below:

                                          8/31/97     2/28/97
                                          -------     -------
Bank Notes                                  6.9%       1.1%
Certificates of Deposit                     3.1        3.8
Certificates of Deposit --
     European                               1.3         --
Certificates of Deposit -- Yankee*          8.6        1.6
Commercial Paper                           44.2       54.8
Corporate Notes                            12.8       11.1
Master Notes &
     Funding Agreements                     2.9        2.9
Repurchase Agreements                       2.9        1.0
US Government & Agency
     Obligations                           16.8       23.5
Other Assets Less Liabilities               0.5        0.2
                                          -----      -----
                                          100.0%     100.0%

Footnote reads:
* US branches of foreign banks.


In Conclusion
We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/ CARLO J. GIANNINI
Carlo J. Giannini
Vice President and Portfolio Manager

September 26, 1997



Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Carlo J. Giannini--Vice President
Kevin J. McKenna--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CBA account, call (800) 247-6400.



CBA Money Fund
Schedule of Investments as of August 31, 1997     (in Thousands)

                               Face       Interest     Maturity       Value
Issue                         Amount        Rate*        Date       (Note 1a)


                             Bank Notes -- 6.9%

Bank of America N.T.         $10,000        5.93%       6/24/98       $9,997
& S.A., San Francisco         13,000        5.67+       6/30/98       12,991
The Bank of                   14,000        5.94        6/30/98       13,998
New York, NY
First Bank N.A.,              25,000        5.533+      1/22/98       24,992
Milwaukee
First Bank N.A.,              15,200        5.593+     11/19/97       15,200
Minneapolis
First National Bank           10,000        5.80        7/30/98        9,986
of Chicago                    10,000        5.88        8/26/98        9,992
KeyBank N.A.                   9,000        5.59+       5/06/98        8,997
                              16,000        5.54+       8/20/98       15,989
                              15,000        5.57+       8/28/98       14,990
Northern Trust                 5,000        5.95        6/24/98        4,999
Co., Chicago
SunTrust Bank, Atlanta        10,000        5.80        7/24/98        9,986
U.S. National Bank             3,000        5.665+      4/14/98        2,999
of Oregon
Total Bank Notes
(Cost -- $155,127)                                                   155,116

                       Certificates of Deposit -- 3.1%

Chase Manhattan               25,000        6.00        6/16/98       25,005
Bank, NY                      10,000        5.87        7/21/98        9,991
Morgan Guaranty Trust         25,000        5.71        1/06/98       24,978
Company of NY                 10,000        5.87        8/06/98        9,990
Total Certificates of Deposit
(Cost -- $69,994)                                                     69,964

                 Certificates of Deposit -- European -- 1.3%

Barclays Bank PLC,            20,000        6.08        6/15/98       20,016
London
Westdeutsche                  10,000        5.83        8/03/98        9,986
Landesbank
Girozentrale, London
Total Certificates of Deposit -- European
(Cost -- $30,002)                                                     30,002

                 Certificates of Deposit -- Yankee -- 8.6%

ABN-AMRO Bank N.V.,           10,000        5.68       12/22/97        9,994
Chicago                       10,000        5.93        6/19/98        9,997
                              10,000        5.77        7/28/98        9,983
                              10,000        5.85        8/07/98        9,988
Barclays Bank PLC,            10,000        5.94        6/25/98        9,998
NY                            10,000        5.86        8/18/98        9,990
Bayerische                    15,000        5.50       12/04/97       14,985
Landesbank                    10,000        5.85        7/10/98        9,989
Girozentrale, NY
Deutsche Bank AG,             10,000        5.63        2/26/98        9,985
NY
Landesbank                    15,000        5.94        6/19/98       14,997
Hessen Thuringen
Girozentrale, NY
Royal Bank of                 10,000        6.05        6/10/98       10,005
Canada, NY                    10,000        5.79        8/20/98        9,983
Swiss Bank Corp., NY          25,000        5.95        7/02/98       24,993
                              10,000        5.90        8/28/98        9,994
Westdeutsche                  10,000        5.60+       3/06/98        9,996
Landesbank                    17,000        5.94        6/29/98       16,997
Girozentrale, NY
Total Certificates of Deposit -- Yankee
(Cost -- $191,951)                                                   191,874

                          Commercial Paper -- 44.2%

Aesop Funding Corp.           15,000        5.55        9/09/97       14,975
                               9,200        5.54        9/16/97        9,175
Alpine Securitization         25,000        5.53        9/11/97       24,950
Corp.                         11,798        5.54        9/12/97       11,773
American Home                 10,000        5.62        9/03/97        9,992
Products Corp.
American Honda                14,000        5.54       10/24/97       13,879
Finance Corp.                 31,000        5.54       10/28/97       30,713
Apreco, Inc.                  25,000        5.53        9/12/97       24,946
Atlantic Asset                10,000        5.54        9/08/97        9,985
Securitization Corp.          20,000        5.54        9/12/97       19,957
Bear Stearns                  25,000        5.53       10/02/97       24,870
Companies, Inc.
CSW Credit, Inc.              25,700        5.53        9/05/97       25,672
                              20,200        5.52        9/22/97       20,126
                              14,800        5.54       11/14/97       14,624
Clipper Receivables           20,000        5.52        9/03/97       19,985
Corp.
Commonwealth Bank             20,000        5.42        9/12/97       19,957
of Australia
Corporate Receivables         25,000        5.52        9/05/97       24,973
Corp.
Countrywide Home              25,000        5.54       10/09/97       24,842
Loans, Inc.
Eureka Securitization         25,000        5.54        9/11/97       24,950
Inc.
Falcon Asset                   5,050        5.55        9/08/97        5,042
Securitization Corp.          37,000        5.53        9/18/97       36,886
Finova Capital Corp.          11,815        5.58        9/11/97       11,791
                              20,000        5.53       10/22/97       19,833
                              20,000        5.55       11/26/97       19,725
                              30,000        5.59        1/06/98       29,394
                              10,000        5.59        1/21/98        9,775
GTE Corporation               25,000        5.55        9/04/97       24,977
GTE Funding Inc.              20,000        5.53        9/11/97       19,960
General Motors                25,000        5.58        9/08/97       24,961
Acceptance Corp.              10,000        5.82       11/03/97        9,898
                              25,000        5.70       11/20/97       24,680
                              25,000        5.54        1/20/98       24,441
Greenwich Funding             16,524        5.54        9/12/97       16,488
Corporation
Halifax PLC                   25,000        5.42        9/08/97       24,961
International                 25,000        5.53        9/11/97       24,950
Securitization Corp.          15,000        5.53        9/16/97       14,959
Lehman Brothers               20,000        5.63        9/02/97       19,988
Holdings, Inc.
Lexington Parker              10,000        5.55        9/10/97        9,982
Capital Company, LLC          25,000        5.52        9/15/97       24,935
                              15,147        5.53        9/15/97       15,108
                              15,000        5.53        9/18/97       14,954
                              25,000        5.53        9/25/97       24,896
National Fleet Funding        25,000        5.52        9/04/97       24,977
Corp.                         18,000        5.52        9/11/97       17,964
                               7,000        5.54       10/08/97        6,957
New Center                    15,000        5.55       12/31/97       14,713
Asset Trust
Old Line Funding Corp.        10,000        5.55        9/12/97        9,978
                              13,233        5.52        9/19/97       13,190
Park Avenue                   25,000        5.52        9/17/97       24,927
Receivables Corp.             10,000        5.52        9/18/97        9,969
RTZ America, Inc.             10,200        5.52       10/09/97       10,136
Windmill Funding Corp.        22,255        5.53        9/08/97       22,221
                              10,000        5.53        9/12/97        9,979
Total Commercial Paper
(Cost -- $987,933)                                                   987,939

                          Corporate Notes -- 12.8%

Abbey National                25,000        5.61+       2/10/98       24,992
Treasury Services PLC         20,000        5.59+       2/25/98       19,992
                              10,000        5.93        3/25/98       10,003
                              25,000        5.65+       4/15/98       24,992
                              15,000        5.57+       6/09/98       14,992
Asset-Backed Securities       12,500        5.652+     10/15/97       12,500
Investment Trust (1996-M)
Associates Corp. of            4,000        6.80       12/29/97        4,013
North America                  1,350        8.375       1/15/98        1,362
Bank of Scotland               4,000        5.95        6/18/98        4,000
Treasury Services PLC
CIT Group Holdings,           25,000        5.61+      10/27/97       24,997
Inc. (The)                    25,000        5.60+      12/23/97       24,993
                               4,500        5.58+       8/17/98        4,496
Credit Suisse First            8,000        5.78+       4/14/98        8,001
Boston Inc.
First Bank System             15,000        5.613+     12/17/97       15,000
IBM Credit Corporation        10,000        5.93        3/18/98       10,004
                              10,000        5.868       8/13/98        9,987
LABS Trust (Series            20,572        5.625+     12/29/97       20,572
1996-C), Senior Notes
LINCS (Series 1996-3)         10,000        5.652+      1/12/98       10,000
Morgan Guaranty Trust         15,000        5.615+      2/19/98       14,996
Co. of NY
Premier Auto Trust               181        5.477      12/08/97          181
1997-2, Class A-1
SMM Trust (1997-Q)            25,000        5.652+      1/15/98       25,000
Total Corporate Notes
(Cost -- $285,058)                                                   285,073

                 Master Notes & Funding Agreements -- 2.9%

Goldman Sachs                $40,000        5.625+%     4/28/98      $40,000
Group, L.P.
Jackson National Life         25,000        5.655+      5/01/98       25,000
Insurance Co.
Total Master Notes & Funding Agreements
(Cost -- $65,000)                                                     65,000

                     US Government & Agency Obligations --
                         Non-Discount Notes -- 16.8%

Federal Farm Credit           10,000        5.85       10/01/97       10,002
Banks
Federal Home Loan              5,500        5.50       11/10/97        5,497
Banks                         30,000        5.45+      12/10/97       29,996
                               3,900        6.355       6/11/99        3,910
                               5,000        5.99        8/11/99        4,986
Federal Home Loan             20,000        5.57+       4/20/98       19,992
Mortgage Corp.                 4,000        6.36        5/20/99        4,015
Federal National              13,000        5.405+      9/03/97       13,000
Mortgage Association          10,000        5.45+       9/09/97       10,000
                               9,000        5.45+       9/29/97        9,000
                              16,000        5.435+     10/20/97       15,998
                              16,000        5.57+       3/26/98       15,995
                              21,000        5.46+       3/27/98       20,992
                              25,000        5.50+       4/24/98       24,994
                              10,000        5.68        7/31/98        9,988
                               4,000        6.375       5/21/99        4,016
                               2,800        5.88        8/10/99        2,787
Student Loan                  25,000        5.74       10/03/97       25,002
Marketing Association          5,000        5.61+      10/30/97        5,001
US Treasury Notes             10,000        8.75       10/15/97       10,039
                              27,150        7.375      11/15/97       27,243
                               1,000        5.25       12/31/97          999
                               9,000        5.00        1/31/98        8,976
                               4,000        7.25        2/15/98        4,028
                              29,000        5.125       2/28/98       28,937
                               7,000        7.875       4/15/98        7,096
                              15,000        5.875       4/30/98       15,023
                              28,000        6.125       5/15/98       28,096
                              10,000        5.25        7/31/98        9,956
Total US Government & Agency Obligations --
Non-Discount Notes (Cost -- $375,381)                                375,564



Repurchase Agreements** -- 2.9%
Face Amount                         Issue

$64,327              Fuji Securities, Inc., purchased on
                     8/29/1997 to yield 5.60% to 9/02/1997            64,327

Total Repurchase Agreements
(Cost -- $64,327)                                                     64,327

Total Investments (Cost -- $2,224,773) -- 99.5%                    2,224,859
Other Assets Less Liabilities -- 0.5%                                 10,459
                                                                  ----------
Net Assets -- 100.0%                                              $2,235,318
                                                                  ==========

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at August 31, 1997.
** Repurchase Agreements are fully collateralized by US Government Obligations.
 + Variable Rate Notes.

   See Notes to Financial Statements.



CBA Money Fund
Statement of Assets and Liabilities as of August 31, 1997

Assets:
Investments, at value (identified cost -- $2,224,772,831*) (Note 1a)                                      $2,224,859,408
Cash                                                                                                                 260
Interest receivable                                                                                           12,218,734
Prepaid registration fees and other assets (Note 1e)                                                             153,043
                                                                                                          --------------
Total assets                                                                                               2,237,231,445
                                                                                                          --------------

Liabilities:
Payables:
Investment adviser (Note 2)                                                                $671,333
Distributor (Note 2)                                                                        497,216            1,168,549
                                                                                          ---------
Accrued expenses and other liabilities                                                                           744,782
                                                                                                          --------------
Total liabilities                                                                                              1,913,331
                                                                                                          ==============
Net Assets                                                                                                $2,235,318,114
                                                                                                          ==============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $223,523,154
Paid-in capital in excess of par                                                                           2,011,708,383
Unrealized appreciation on investments -- net                                                                     86,577
                                                                                                          --------------
Net Assets -- Equivalent to $1.00 per share based on 2,235,231,537 shares of beneficial
interest outstanding                                                                                      $2,235,318,114
                                                                                                          ==============

* The aggregate cost of investments at August 31, 1997 for Federal income tax purposes was
  $2,224,772,831. As of August 31, 1997, net unrealized appreciation for Federal income tax purposes amounted to $86,577, of which $289,082 related to appreciated securities and $202,505 related to depreciated securities.

  See Notes to Financial Statements.



CBA Money Fund
Statement of Operations for the Six Months Ended August 31, 1997

Investment Income (Note 1d):
Interest and amortization of premium and discount earned                                                  $62,634,652
Expenses:
Investment advisory fees (Note 2)                                                       $4,611,372
Transfer agent fees (Note 2)                                                             1,874,355
Distribution fees (Note 2)                                                               1,330,738
Registration fees (Note 1e)                                                                162,566
Accounting services (Note 2)                                                                79,309
Printing and shareholder reports                                                            73,059
Custodian fees                                                                              56,308
Professional fees                                                                           19,570
Trustees' fees and expenses                                                                 18,269
Other                                                                                       13,646
                                                                                        ----------
Total expenses before reimbursement                                                      8,239,192
Reimbursement of expenses (Note 2)                                                        (445,341)
                                                                                        ----------
Total expenses after reimbursement                                                                          7,793,851
                                                                                                          -----------
Investment Income -- Net                                                                                   54,840,801
Realized Gain on Investments -- Net (Note 1d)                                                                 110,602
Change in Unrealized Depreciation on Investments -- Net                                                       120,933
                                                                                                          -----------
Net Increase in Net Assets Resulting from Operations                                                      $55,072,336
                                                                                                          ===========

See Notes to Financial Statements.





                                                                                        For the Six          For the
CBA Money Fund                                                                          Months Ended        Year Ended
Statements of Changes in Net Assets                                                    August 31, 1997   February 28, 1997

Increase (Decrease) in Net Assets:

Operations:
Investment income -- net                                                                  $54,840,801       $98,710,245
Realized gain on investments -- net                                                           110,602            46,265
Change in unrealized appreciation/depreciation on investments -- net                          120,933           (81,776)
                                                                                       --------------       -----------
Net increase in net assets resulting from operations                                       55,072,336        98,674,734
                                                                                       --------------       -----------
Dividends & Distributions to Shareholders (Note 1f):
Investment income -- net                                                                  (54,840,801)      (98,710,245)
Realized gain on investments -- net                                                          (110,602)          (46,265)
                                                                                       --------------       -----------
Net decrease in net assets resulting from dividends and distributions to shareholders     (54,951,403)      (98,756,510)
                                                                                       --------------       -----------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                        3,168,953,184     5,723,246,368
Net asset value of shares issued to shareholders in reinvestment of dividends and
distributions (Note 1f)                                                                    54,848,106        98,549,542
                                                                                       --------------       -----------
                                                                                        3,223,801,290     5,821,795,910
Cost of shares redeemed                                                                (3,225,264,113)   (5,573,053,954)
                                                                                       --------------       -----------
Net increase (decrease) in net assets derived from beneficial interest transactions        (1,462,823)      248,741,956
                                                                                       --------------       -----------
Net Assets:
Total increase (decrease) in net assets                                                    (1,341,890)      248,660,180
Beginning of period                                                                     2,236,660,004     1,987,999,824
                                                                                       --------------       -----------
End of period                                                                          $2,235,318,114    $2,236,660,004
                                                                                       ==============    ==============

See Notes to Financial Statements.



CBA Money Fund
Financial Highlights

The following per share data and ratios have been derived   For the Six     For the       For the
from information provided in the financial statements.      Months Ended   Year Ended    Year Ended     For the Year Ended
                                                              August 31,  February 28,  February 29,      February 28,
Increase (Decrease) in Net Asset Value:                         1997         1997          1996         1995          1994

Per Share Operating Performance:
Net asset value, beginning of period                            $1.00         $1.00         $1.00         $1.00         $1.00
                                                           ----------    ----------    ----------    ----------    ----------
Investment income -- net                                        .0246         .0475         .0524         .0396         .0260
Realized and unrealized gain (loss) on investments -- net       .0001            --**       .0001         .0005        (.0004)
                                                           ----------    ----------    ----------    ----------    ----------
Total from investment operations                                .0247         .0475         .0525         .0401         .0256
                                                           ----------    ----------    ----------    ----------    ----------
Less dividends and distributions:
Investment income -- net                                       (.0246)       (.0475)       (.0524)       (.0396)       (.0260)
Realized gain on investments -- net                            (.0001)           --**      (.0001)           --**      (.0004)
                                                           ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                              (.0247)       (.0475)       (.0525)       (.0396)       (.0264)
                                                           ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                  $1.00         $1.00         $1.00         $1.00         $1.00
                                                           ==========    ==========    ==========    ==========    ==========
Total Investment Return                                          4.95%*        4.87%         5.39%         4.04%         2.67%
                                                           ==========    ==========    ==========    ==========    ==========
Ratios to Average Net Assets:
Expenses, net of reimbursement                                    .70%*         .69%          .75%          .77%          .71%
                                                           ==========    ==========    ==========    ==========    ==========
Expenses                                                          .74%*         .73%          .79%          .81%          .75
                                                           ==========    ==========    ==========    ==========    ==========
Investment income and realized gain on
investments -- net                                               4.94%*        4.71%         5.22%         3.98%         2.62%
                                                           ==========    ==========    ==========    ==========    ==========
Supplemental Data:
Net assets, end of period (in thousands)                   $2,235,318    $2,236,660    $1,988,000    $1,406,315    $1,287,456
                                                           ==========    ==========    ==========    ==========    ==========

 * Annualized.
** Amount is less than $.0001 per share.

See Notes to Financial Statements.


CBA Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CBA Money Fund (the "Fund") is a money fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill
Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp.
("Broadcort"). Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The
Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities with remaining maturities of greater than sixty days, for which market quotations are readily available, will be valued at market value. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Other securities held by the Fund will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price.
The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund
Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM (the "Manager") is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates:
0.50% of the first $500 million of average daily net assets, 0.425% of average daily net assets in excess of $500 million but not exceeding
$1 billion, and 0.375% of average daily net assets in excess of $1 billion. During the six months ended August 31, 1997, the Manager earned $4,611,372, of which $445,341 was voluntarily waived.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder
Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders.
The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Beneficial Interest Transactions:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


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